Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 397,543.1	$ 12,987.4	$ 396,161.9	$ 385,921.7
Adjustments for:
Depreciation expense	288,124.9	9,412.8	255,796.0	220,085.0
Amortization expense	4,421.4	144.5	4,346.7	3,743.4
Reversal of expected credit losses on investments in debt instruments	(2.4)	(0.1)
Finance costs	3,051.2	99.7	3,330.3	3,306.1
Share of profits of associates	(3,090.6)	(101.0)	(3,014.8)	(3,457.9)
Interest income	(14,694.4)	(480.0)	(9,464.7)	(6,317.5)
Loss (gain) on disposal or retirement of property, plant and equipment, net	1,005.6	32.9	1,097.9	(46.5)
Gain on disposal of intangible assets, net	(0.4)
Impairment loss on property, plant and equipment	423.5	13.8
Impairment loss on intangible assets			13.5
Impairment loss on financial assets			29.6	122.2
Loss on financial instruments at fair value through profit or loss, net	358.2	11.7
Loss on disposal of investments in debt instruments at fair value through other comprehensive income, net	989.1	32.3
Gain on disposal of available-for-sale financial assets, net			(89.8)	(33.2)
Loss on disposal of investments accounted for using equity method, net				260.0
Loss (gain) from disposal of subsidiaries			(17.3)	36.1
Unrealized gross profit on sales to associates	111.8	3.6	4.6	29.1
Loss (gain) on foreign exchange, net	2,916.7	95.3	(9,118.6)	(2,656.4)
Dividend income	(158.4)	(5.2)	(145.6)	(137.4)
Loss (gain) arising from fair value hedges, net	2.3		30.3	(16.9)
Changes in operating assets and liabilities:
Financial instruments at fair value through profit or loss	480.1	15.7	5,645.1	(6,326.6)
Notes and accounts receivable, net	(13,271.3)	(433.6)	1,061.8	(49,342.7)
Receivables from related parties	599.7	19.6	(214.6)	(463.8)
Other receivables from related parties	106.1	3.5	(13.9)	(21.8)
Inventories	(29,370.0)	(959.5)	(25,229.1)	18,370.1
Other financial assets	(4,601.3)	(150.3)	(502.3)	(41.6)
Other current assets	(513.0)	(16.8)	12.1	94.5
Other noncurrent assets	152.6	5.0	(1,276.1)	(349.8)
Accounts payable	4,540.6	148.3	2,572.1	7,295.4
Payables to related parties	(279.9)	(9.1)	394.2	139.8
Salary and bonus payable	216.5	7.1	582.1	1,979.8
Accrued profit sharing bonus to employees and compensation to directors and supervisors	562.0	18.4	525.1	1,935.1
Accrued expenses and other current liabilities	(20,226.4)	(660.8)	30,435.4	3,693.6
Provisions			(4,057.9)	7,931.9
Net defined benefit liability	(60.5)	(2.0)	44.6	46.2
Cash generated from operations	619,336.8	20,233.2	648,938.6	585,777.9
Income taxes paid	(45,382.5)	(1,482.6)	(63,620.4)	(45,943.3)
Net cash generated by operating activities	573,954.3	18,750.6	585,318.2	539,834.6
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of financial instruments at fair value through profit or loss - debt instruments	(310.5)	(10.1)
Acquisitions of financial assets at fair value through other comprehensive income	(96,412.8)	(3,149.7)
Acquisitions of available-for-sale financial assets			(101,824.0)	(83,809.3)
Acquisitions of held-to maturity financial assets			(1,997.1)	(33,625.4)
Acquisitions of financial assets at amortized cost	(2,294.1)	(74.9)
Acquisitions of property, plant and equipment	(315,581.9)	(10,309.8)	(330,588.2)	(328,045.3)
Acquisitions of intangible assets	(7,100.3)	(232.0)	(4,480.6)	(4,243.1)
Acquisitions of land use right			(819.7)	(805.3)
Proceeds from disposal or redemption of financial instruments at fair value through profit or loss - debt instruments	487.2	15.9
Proceeds from disposal or redemption of financial assets at fair value through other comprehensive income	86,639.3	2,830.4
Proceeds from disposal or redemption of available-for-sale financial assets			69,538.9	30,128.5
Proceeds from disposal or redemption of held-to-maturity financial assets			17,980.6	10,550.0
Proceeds from disposal or redemption of financial assets at amortized cost	2,032.4	66.4
Proceeds from disposal or redemption of property, plant and equipment	181.5	5.9	326.2	98.1
Proceeds from disposal or redemption of intangible assets	0.5
Proceeds from return of capital of investments in equity instruments at fair value through other comprehensive income	127.9	4.2
Proceeds from return of capital of available-for-sale financial assets			14.8	65.1
Derecognition of hedging derivative financial instruments			33.0	8.9
Derecognition of hedging financial instruments	250.5	8.2
Interest received	14,660.4	478.9	9,526.3	6,353.2
Cash outflow from disposal of subsidiary			(4.1)
Other dividends received	158.4	5.2	145.6	137.4
Dividends received from investments accounted for using equity method	3,262.9	106.6	4,245.8	5,478.8
Refundable deposits paid	(2,227.5)	(72.8)	(1,327.0)	(145.0)
Refundable deposits refunded	1,857.2	60.7	433.0	169.9
Decrease in receivables for temporary payments				706.7
Net cash used in investing activities	(314,268.9)	(10,266.9)	(336,164.9)	(395,439.7)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in short-term loans	23,923.0	781.5	10,394.3	18,968.9
Repayment of bonds	(58,024.9)	(1,895.6)	(38,100.0)	(23,471.6)
Repayment of long-term bank loans			(31.4)	(8.5)
Interest paid	(3,233.4)	(105.6)	(3,482.7)	(3,302.4)
Guarantee deposits received	1,668.9	54.5	950.9	6,354.7
Guarantee deposits refunded	(1,948.1)	(63.6)	(3,823.2)	(523.3)
Cash dividends	(207,443.0)	(6,777.0)	(181,512.7)	(155,582.3)
Donation from shareholders	10.1	0.3	20.9
Decrease in non-controlling interests	(77.4)	(2.5)	(113.7)	(235.7)
Net cash used in financing activities	(245,124.8)	(8,008.0)	(215,697.6)	(157,800.2)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	9,862.3	322.2	(21,317.8)	(8,029.8)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	24,422.9	797.9	12,137.9	(21,435.1)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	553,391.7	18,078.8	541,253.8	562,688.9
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 577,814.6	$ 18,876.7	553,391.7	541,253.8
Land use right and others [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants			1.8	798.5
Property, plant and equipment [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants			$ 2,629.8	$ 738.6